			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: 168162



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameren Corp                    COM                            5692   132499 SH       SOLE                   132499
AmeriVest Properties Inc.      COM                              94    16000 SH       SOLE                    16000
American International Group   COM              026874107     4983    69909 SH       SOLE                    69909
Anadarko Petroleum             COM                            5146    87810 SH       SOLE                    87810
Anheuser-Busch Co              COM                             203     3765 SH       SOLE                     3765
BP p.l.c.                      COM                             314     5859 SH       SOLE                     5859
Bellsouth Corp                 COM                             259     9873 SH       SOLE                     9873
Biomet                         COM                            5412   121780 SH       SOLE                   121780
Brinker International Inc.     COM                            4444   130245 SH       SOLE                   130245
ChevronTexaco Corporation      COM              166764100     5969    63430 SH       SOLE                    63430
Cisco Systems                  COM                             273    11502 SH       SOLE                    11502
Citigroup Inc.                 COM              172967101     4664   100304 SH       SOLE                   100304
Coca Cola Co                   COM              191216100      309     6124 SH       SOLE                     6124
Costco Wholesale Corp          COM              22160k105     5345   129790 SH       SOLE                   129790
DJ US Basic Materials Index    COM              464287838     5614   124350 SH       SOLE                   124350
Dell Computer                  COM                             264     7374 SH       SOLE                     7374
Disney Walt Co                 COM                             379    14880 SH       SOLE                    14880
DuPont EI DeNemours            COM              263534109      259     5826 SH       SOLE                     5826
Exxon Mobil Corp               COM              30231g102     6280   141417 SH       SOLE                   141417
Fiserv Inc                     COM                             221     5672 SH       SOLE                     5672
General Electric               COM              369604103     5885   181635 SH       SOLE                   181635
Gillette Co                    COM                             200     4719 SH       SOLE                     4719
Home Depot                     COM                             435    12362 SH       SOLE                    12362
I Shares Dow Jones US Energy   COM                             506     9040 SH       SOLE                     9040
I Shares S&P 500 Index         COM                            5806    50680 SH       SOLE                    50680
I Shares Trust DJ US Healthcar COM                             843    14360 SH       SOLE                    14360
I Shares Trust Dow Jones Selec COM              464287168    10129   182005 SH       SOLE                   182005
I-Shares S&P 500 Barra Growth  COM                            9135   160805 SH       SOLE                   160805
Intel Corp                     COM              458140100     2947   106759 SH       SOLE                   106759
Intl Business Machines         COM                             846     9598 SH       SOLE                     9598
Janus Capital Group Inc        COM                             956    58000 SH       SOLE                    58000
Johnson & Johnson              COM              478160104     5289    94958 SH       SOLE                    94958
Kimberly-Clark                 COM                            5553    84290 SH       SOLE                    84290
Lucent Technologies            COM                              55    14632 SH       SOLE                    14632
Medtronic Inc                  COM                            4666    95781 SH       SOLE                    95781
Microsoft Corp                 COM              594918104     5538   193907 SH       SOLE                   193907
National City Corp             COM                             210     6000 SH       SOLE                     6000
Oracle Corp                    COM                            3998   335134 SH       SOLE                   335134
Pfizer Inc                     COM              717081103     5064   147722 SH       SOLE                   147722
Pinnacle West Capital Corp     COM                            4964   122910 SH       SOLE                   122910
Qualcomm Inc                   COM                            4116    56396 SH       SOLE                    56396
Qwest Comm Intl                COM                              42    11567 SH       SOLE                    11567
S&P 500 Barra Value Index - I  COM                            4638    80975 SH       SOLE                    80975
S&P Midcap 400 Index           COM              464287507    13241   108890 SH       SOLE                   108890
SBC Communications             COM              78387g103      307    12664 SH       SOLE                    12664
Target Corp                    COM              87612e106     2619    61662 SH       SOLE                    61662
Verizon Communications         COM                            5109   141162 SH       SOLE                   141162
Washington Mutual Inc          COM                            4429   114633 SH       SOLE                   114633
Wells Fargo                    COM                            4510    78813 SH       SOLE                    78813